Loans Receivable	12 Months Ended
Dec. 31, 2023
Loans Receivable [Abstract]
LOANS RECEIVABLE
7.	LOANS RECEIVABLE

Loans receivable consist of the following:

	December 31, 2023	December 31, 2022
Borrower A	$-	$1,590,000
Borrower B	-	250,000
Borrower C	281,694	-
	$281,694	$1,840,000

Borrower A and B

During the year ended December 31, 2021, the Company made loans of $1,890,000 and $200,000 to Borrower A and B, respectively. During the year ended December 31, 2021, the Company collected $300,000 from Borrower A.

During the year ended December 31, 2022, the Company made loans of $200,000 to Borrower B. During the year ended December 31, 2022, the Company also collected $150,000 from Borrower B. These loans were interest free.

In April 2022, Mr. Yang, the Chief Executive Officer of the Company, provided a guarantee on the borrowings to Borrower A and B, respectively, providing that Mr. Yang will repay the loans on behalf of the Borrower A and B if any of them failed to repay the loan. In December 2022, the Company extended borrowings for another six months and Mr. Yang provided an extended guarantee on the borrowings. In the year ended December 31, 2023, the Company collected all the balances due from Borrower A and B.

Borrower C

On August 1, 2023, the Company made loans of RMB 2,000,000 ($281,694) to Borrower C with a term of five months. In January 2024, the Company collected the full outstanding balance. The loan was interest free.

On January 1, 2023, the Company made loans of RMB 1,900,000 ($267,609) to Borrower C with a term of six months. On May 1, 2023, the Company made another loans of RMB 2,000,000 ($281,694) to Borrower C with a term of four months. The Company collected the full outstanding balance in April and August 2023, respectively. Both loan were interest free.